FAIR VALUE DISCLOSURES	6 Months Ended
Jun. 30, 2020
Fair Value Disclosures [Abstract]
FAIR VALUE DISCLOSURES	Fair Value Disclosures
The fair value framework as disclosed in the Fair Value Topic includes a hierarchy which focuses on prioritizing the inputs used in valuation techniques.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1), a lower priority to observable inputs other than quoted prices in active markets for identical assets and liabilities (Level 2) and the lowest priority to unobservable inputs (Level 3).  When determining the fair value measurements for assets and liabilities, First Financial looks to active markets to price identical assets or liabilities whenever possible and classifies such items in Level 1.  When identical assets and liabilities are not traded in active markets, First Financial looks to observable market data for similar assets and liabilities and classifies such items as Level 2.  Certain assets and liabilities are not actively traded in observable markets and First Financial must use alternative techniques, based on unobservable inputs, to determine the fair value and classifies such items as Level 3. The level within the fair value hierarchy is based on the lowest level of input that is significant in the fair value measurement.

The estimated fair values of First Financial's financial instruments not measured at fair value on a recurring or nonrecurring basis in the consolidated financial statements were as follows:

	Carrying	Estimated fair value
(Dollars in thousands)	value	Total	Level 1	Level 2	Level 3
December 31, 2021
Financial assets
Cash and short-term investments	$434,842	$434,842	$434,842	$0	$0
Investment securities held-to-maturity	98,420	99,898	0	99,898	0
Other investments	102,971	102,971	1,331	92,025	9,615
Loans and leases	9,156,307	9,172,111	0	0	9,172,111
Accrued interest receivable	44,627	44,627	0	15,170	29,457

Financial liabilities
Deposits	12,871,954	12,869,567	0	12,869,567	0
Short-term borrowings	296,203	296,203	296,203	0	0
Long-term debt	409,832	411,569	0	411,569	0
Accrued interest payable	4,498	4,498	0	4,498	0

	Carrying	Estimated Fair Value
(Dollars in thousands)	Value	Total	Level 1	Level 2	Level 3
December 31, 2020
Financial assets
Cash and short-term investments	$251,359	$251,359	$251,359	$0	$0
Investment securities held-to-maturity	131,687	136,698	0	136,698	0
Other investments	133,198	133,198	837	122,953	9,408
Loans and leases	9,725,291	9,743,497	0	0	9,743,497
Accrued interest receivable	50,903	50,903	0	13,221	37,682

Financial liabilities
Deposits	12,232,003	12,238,058	0	12,238,058	0
Short-term borrowings	166,594	166,594	166,594	0	0
Long-term debt	776,202	774,674	0	774,674	0
Accrued interest payable	6,240	6,240	14	6,226	0

The following methods, assumptions and valuation techniques were used by First Financial to measure different financial assets and liabilities at fair value on a recurring or nonrecurring basis.

Investment securities. Investment securities classified as available-for-sale are recorded at fair value on a recurring basis.  Fair value measurement is based upon quoted market prices, when available (Level 1).  If quoted market prices are not available, fair values are measured utilizing independent valuation techniques of identical or similar investment securities.  First Financial compiles prices from various sources who may apply such techniques as matrix pricing to determine the value of identical or similar investment securities (Level 2).  Matrix pricing is a mathematical technique widely used in the banking industry to value investment securities without relying exclusively on quoted prices for the specific investment securities but rather relying on the investment securities’ relationship to other benchmark quoted investment securities.  Any investment securities not valued based upon the methods previously described are considered Level 3.

First Financial utilizes values provided by third-party pricing vendors to price the investment securities portfolio in accordance with the fair value hierarchy of the Fair Value Topic and reviews the pricing methodologies utilized by the pricing vendors to ensure that the fair value determination is consistent with the applicable accounting guidance.  First Financial’s pricing process includes a series of quality assurance activities where prices are compared to recent market conditions, historical prices and other independent pricing services.  Further, the Company periodically validates the fair value of a sample of securities in the portfolio by comparing the fair values to prices from other independent sources for the same or similar securities.  First Financial analyzes unusual or significant variances, conducts additional research with the pricing vendor, and if necessary, takes appropriate action based on its findings.  The results of the quality assurance process are incorporated into the selection of pricing providers by the portfolio manager.

Loans held for sale. The fair value of the Company’s residential mortgage loans held for sale is determined on a recurring basis based on quoted prices for similar loans in active markets, and therefore, is classified as a Level 2 measurement.

Derivatives. The fair values of derivative instruments are based primarily on a net present value calculation of the cash flows related to the interest rate swaps and foreign exchange contracts at the reporting date, using primarily observable market inputs such as interest rate yield curves and currency exchange rates, which represents the cost to terminate the swap if First Financial should choose to do so. Additionally, First Financial utilizes an internally-developed model to value the credit risk component of derivative assets and liabilities, which is recorded as an adjustment to the fair value of the derivative asset or liability on the reporting date. Derivative instruments are classified as Level 2 in the fair value hierarchy.

Collateral dependent loans. Collateral dependent loans carried at fair value have been partially charged-off or receive specific allocations of the allowance for credit losses. For collateral dependent loans, fair value is generally based on real estate appraisals, a calculation of enterprise value or a valuation of business assets including equipment, inventory and accounts receivable. These loans had a principal amount of $28.8 million and $45.3 million at December 31, 2021 and December 31, 2020, respectively, with a valuation allowance of $9.7 million and $13.5 million at December 31, 2021 and December 31, 2020, respectively.

The value of real estate collateral is determined utilizing an income or market valuation approach based on an appraisal conducted by an independent, licensed third-party appraiser (Level 3). These appraisals may utilize a single valuation approach or a combination of approaches including the comparable sales approach and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Collateral is then adjusted or discounted based on management’s historical knowledge, changes in market conditions from the time of the valuation, and management’s expertise and knowledge of the client and the client’s business, resulting in a Level 3 fair value classification. Collateral dependent loans are evaluated on a quarterly basis for additional write-downs and are adjusted accordingly.

Enterprise value is defined as imputed value for the entire underlying business. To determine an appropriate range of enterprise value, FFB relies on a standardized set of valuation methodologies that take into account future projected cash flows, market based multiples as well as asset values. Valuations involve both quantitative and qualitative considerations and professional judgments concerning differences in financial and operating characteristics in addition to other factors that may impact values over time (Level 3).

The value of business equipment is based on an outside appraisal, if deemed significant, or the net book value on the applicable borrower financial statements.  Likewise, values for inventory and accounts receivable collateral are based on borrower financial statement balances or aging reports on a discounted basis as appropriate (Level 3).

The fair value of collateral dependent loans is measured at fair value on a nonrecurring basis.  Any fair value adjustments are recorded in the period incurred as provision for credit losses on the Consolidated Statements of Income.

OREO. Assets acquired through loan foreclosure are recorded at fair value less costs to sell, with any difference between the fair value of the property and the carrying value of the loan recorded as a charge-off establishing a new cost basis. Subsequent changes in value are reported as adjustments to the carrying amount and are recorded in noninterest expense. The carrying value of OREO is not re-measured to fair value on a recurring basis, but is subject to fair value adjustments when the carrying value differs from the fair value, less estimated selling costs. Fair value is based on recent real estate appraisals and is updated at least annually. The Company classifies OREO in level 3 of the fair value hierarchy.

The financial assets and liabilities measured at fair value on a recurring basis in the consolidated financial statements, were as follows:

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2021
Assets
Investment securities available-for-sale	$34,776	$4,134,889	$38,181	$4,207,846
Loans held for sale	0	29,482	0	29,482
Interest rate derivative contracts	0	92,328	0	92,328
Foreign exchange derivative contracts	0	120,768	0	120,768
Total	$34,776	$4,377,467	$38,181	$4,450,424

Liabilities
Interest rate derivative contracts	$0	$92,444	$0	$92,444
Foreign exchange derivative contracts	0	120,768	0	120,768
Total	$0	$213,212	$0	$213,212

	Fair Value Measurements Using			Assets/Liabilities
(Dollars in thousands)	Level 1	Level 2	Level 3	at Fair Value
December 31, 2020
Assets
Investment securities available-for-sale	$103	$3,383,902	$40,575	$3,424,580
Loans held for sale	0	41,103	0	41,103
Interest rate derivative contracts	0	185,032	0	185,032
Foreign exchange derivative contracts	0	87,615	0	87,615
Total	$103	$3,697,652	$40,575	$3,738,330

Liabilities
Interest rate derivative contracts	$0	$186,124	$0	$186,124
Foreign exchange derivative contracts	0	87,615	0	87,615
Total	$0	$273,739	$0	$273,739

The following table presents a reconciliation for certain AFS securities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2021 and 2020.

(dollars in thousands)	December 31, 2021	December 31, 2020
Beginning balance	$40,575	$9,190
Accretion (amortization)	(38)	1
Increase (decrease) in fair value	44	(17)
Purchases (settlements)	(2,400)	31,401
Ending balance	$38,181	$40,575

Certain financial assets and liabilities are measured at fair value on a nonrecurring basis.  Adjustments to the fair market value of these assets usually result from the application of fair value accounting or write-downs of individual assets.  The following table summarizes financial assets and liabilities measured at fair value on a nonrecurring basis:

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2021
Assets
Collateral dependent loans
Commercial	$0	$0	$4,449
Commercial real estate	0	0	14,618

OREO	0	0	0

	Fair Value Measurements Using
(Dollars in thousands)	Level 1	Level 2	Level 3
December 31, 2020
Assets
Collateral dependent loans
Commercial	$0	$0	$25,367
Commercial real estate	0	0	6,432

OREO	0	0	54